Prepayments and other current assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Prepayments and other current assets
Deposits to financial partners and other vendors		¥ 33,969	¥ 35,988
Prepaid Expenses		19,555	32,735
Prepaid Input VAT		6,607	4,877
Others		2,137	3,488
Short-term loan to a third party		5,392	2,742
Total prepayments and other current assets		67,660	79,830
Bad debt provision		(1,500)	(1,500)
Total prepayments and other current assets, net	$ 10,141	¥ 66,160	¥ 78,330